Share capital, share premium and own shares - Share capital and premium (Details) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) Options shares	Dec. 31, 2019 USD ($) shares	Jun. 30, 2020 Options £ / shares	Dec. 31, 2019 Options £ / shares
Disclosure of classes of share capital
Par value per share (in GBP per share) | £ / shares				£ 0.05	£ 0.05
Number of issued shares at beginning of period | shares	2,601,159,949	2,593,044,409	2,593,044,409
Number of shares issued under share-based schemes | shares	7,700,498		8,115,540
Number of issued shares at end of period | shares	2,608,860,447		2,601,159,949
Balance at beginning of period	$ 19,669	$ 21,991	$ 21,991
Shares issued under share-based schemes	10	13
Impact of change in presentation currency		(4)
Balance at end of period	19,307	$ 25,066	19,669
Options outstanding under save as you earn schemes
Number of shares to subscribe for | Options		4,000,000		2,000,000
Share capital
Disclosure of classes of share capital
Balance at beginning of period	172	$ 166	166
Impact of change in presentation currency		(1)	6
Balance at end of period	172	165	172
Share premium
Disclosure of classes of share capital
Balance at beginning of period	2,625	2,502	2,502
Shares issued under share-based schemes	10	13	22
Impact of change in presentation currency		(3)	101
Balance at end of period	$ 2,635	$ 2,512	$ 2,625
SAYE options
Options outstanding under save as you earn schemes
Number of shares to subscribe for | Options				2,197,782	3,805,447
SAYE options | Minimum
Options outstanding under save as you earn schemes
Share price range | £ / shares				£ 11.04	£ 11.04
SAYE options | Maximum
Options outstanding under save as you earn schemes
Share price range | £ / shares				£ 14.55	£ 14.55